Share-based payments - Schedule of (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted in LTI	$ 23,428,930
Equity Plus Guaranteed Shares	4,335,569
Cumulative Exercised Shares	(15,386,404)
Shares in trust	$ 8,655,670
Grant Year, Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0
Shares granted in LTI	$ 0
Equity Plus Guaranteed Shares	0
Cumulative Exercised Shares	0
Shares in trust	$ 0
2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0.55
Shares granted in LTI	$ 863,499
Equity Plus Guaranteed Shares	483,826
Cumulative Exercised Shares	(1,347,325)
Shares in trust	$ 0
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	0.40
Shares granted in LTI	$ 637,200
Equity Plus Guaranteed Shares	944,674
Cumulative Exercised Shares	(1,581,873)
Shares in trust	$ 0
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.45
Shares granted in LTI	$ 3,423,106
Equity Plus Guaranteed Shares	753,372
Cumulative Exercised Shares	(4,176,478)
Shares in trust	$ 0
2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.50
Shares granted in LTI	$ 3,550,449
Equity Plus Guaranteed Shares	515,706
Cumulative Exercised Shares	(4,066,156)
Shares in trust	$ 1,409,481
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.50
Shares granted in LTI	$ 3,707,949
Equity Plus Guaranteed Shares	520,492
Cumulative Exercised Shares	(2,818,960)
Shares in trust	$ 2,890,420
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,760,851
Equity Plus Guaranteed Shares	525,181
Cumulative Exercised Shares	(1,395,612)
Shares in trust	$ 4,355,769
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,763,449
Equity Plus Guaranteed Shares	592,318
Cumulative Exercised Shares	0
Shares in trust	$ 0
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Relative Return	1.43
Shares granted in LTI	$ 3,722,427
Equity Plus Guaranteed Shares	0
Cumulative Exercised Shares	0
Shares in trust	0
MIN | Grant Year, Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	0
MIN | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	695,215
MIN | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	695,215
MIN | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,000,000
MIN | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
MIN | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
MIN | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,100,000
TARGET | Grant Year, Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	1,738,037
TARGET | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,500,000
TARGET | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
TARGET | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
TARGET | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,750,000
MAX | Grant Year, Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,600,000
MAX | 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,607,056
MAX | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	2,607,056
MAX | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	3,750,000
MAX | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	4,125,000
MAX | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	4,125,000
MAX | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan parameters, expected grant value	$ 4,125,000